Accounts Receivable	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Accounts Receivable
3.	Accounts Receivable

Accounting Policy:

Accounts receivable are financial assets recognized initially at fair value and subsequently measured at amortized cost, less any provisions for impairment. Financial assets measured at amortized cost are assessed for impairment at the end of each reporting period. Impairment provisions are estimated using the expected credit loss impairment model where any expected future credit losses are provided for, irrespective of whether a loss event has occurred at the reporting date.

Estimates of expected credit losses take into account the Company’s collection history, deterioration of collection rates during the average credit period, as well as observable changes in and forecasts of future economic conditions that affect default risk. Where applicable, the carrying amount of a trade receivable is reduced for any expected credit losses through the use of an allowance for doubtful accounts (“AFDA”) provision. Changes in the AFDA provision are recognized in the statement of loss and comprehensive loss. When the Company determines that no recovery of the amount owing is possible, the amount is deemed irrecoverable and the financial asset is written off.

	December 31	December 31
	2019	2018
	$	$
Goods and services tax refund receivable	1,181,249	2,519,789
Trade receivables	696,539	801,756
Other receivables	46,801	257,726
	1,924,589	3,579,271

Accounts receivable are neither impaired nor past due.